RISK MANAGEMENT (Tables)	6 Months Ended
Jun. 30, 2024
Risk Management [Abstract]
Summary of Credit Risk Exposure
Credit risk arises from cash and cash equivalents and trade and other receivables. The exposure as of the reporting date was as follows:

	As of June 30, 2024	As of December 31, 2023
Trade and other receivables (excluding prepayments)	19,235	20,136
Cash and cash equivalents	7,523	25,429
	26,758	45,565

Summary of Aging of Trade Receivables
The aging of trade receivables that are past due but not impaired is shown below:

	As of June 30, 2024	As of December 31, 2023
Between one and two months	2,022	264
Between two and three months	804	849
More than three months	1,007	1,212
	3,833	2,325

Summary of Credit Loss Allowance Activity
The activity in the credit loss allowance was as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Balance at the beginning of the period	1,683	1,537	1,757	877
Movements in credit loss allowance	666	118	626	767
Write offs	(204)	—	(204)	—
Translation effect	(57)	(97)	(91)	(86)
Balance at the end of the period	2,088	1,558	2,088	1,558

Disclosure of Maturity Profile for Financial Liabilities
The following table summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments. Balances due in less than 1 year equal their carrying values (except for deferred consideration and contingent consideration) as the impact of discounting is insignificant.

	Less than 1 year	Between 1 and 2 years	More than 2 years	TOTAL
As of June 30, 2024
Deferred consideration	17,500	—	—	17,500
Contingent consideration	1,427	—	—	1,427
Borrowings and interest (1)	1,296	1,151	18,671	21,118
Trade and other payables	3,739	—	—	3,739
Lease liability	1,217	1,293	4,158	6,668
Total	25,179	2,444	22,829	50,452

As of December 31, 2023
Deferred consideration	19,229	—	—	19,229
Trade and other payables	7,373	—	—	7,373
Lease liability	533	522	1,018	2,073
Total	27,135	522	1,018	28,675